UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    2 Penn Plaza, Suite 1920A  New York, NY  10121



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY       2/14/2012
-------------------       -------------       ---------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      71
Form 13F Information Table Value Total:      123,382   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
 AIRCASTLE LTD                 COM              G0129K104     1174     92300 SH                                    0        0
 AERCAP HOLDINGS NV            SHS              N00985106     3474    307700 SH                                    0        0
 ATP OIL & GAS CORP            COM              00208J108     2402    326300 SH                                    0        0
 ALEXCO RESOURCE CORP          COM              01535P106     8310   1203671 SH                                    0        0
 ALLIANCE BANCORP INC PA NEW   COM              01890A108      215     20000 SH                                    0        0
 AMERICAN INDEPENDENCE CORP    COM NEW          026760405     1365    337929 SH                                    0        0
 AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156     1240    225000 SH                                    0        0
 ARLINGTON ASSET INVT CORP     CL A NEW         041356205     3506    164365 SH                                    0        0
 AVALON HLDGS CORP             CL A             05343P109      455    158957 SH                                    0        0
 BCSB BANCORP INC              COM              055367106      376     35000 SH                                    0        0
 BANKFINANCIAL CORP            COM              06643P104      136     24682 SH                                    0        0
 BANRO CORP                    COM              066800103      873    234800 SH                                    0        0
 BEACON FED BANCORP INC        COM              073582108      169     12200 SH                                    0        0
 CHESAPEAKE LODGING TR         SH BEN INT       165240102     1459     94389 SH                                    0        0
 COMMAND SEC CORP              COM              20050L100       82     50000 SH                                    0        0
 CONSOL ENERGY INC             COM              20854P109     5872    160000 SH                                    0        0
 CROSSROADS SYS INC            COM NEW          22765D209       83     15508 SH                                    0        0
 DEUTSCHE BK AG LDN BRH        PS GOLD DS ETN   25154H756     3267    600000 SH                                    0        0
 ELDORADO GOLD CORP NEW        COM              284902103     1379    100000 SH                                    0        0
 FARMERS NATL BANC CORP        COM              309627107       40      8216 SH                                    0        0
 FIDELITY BANCORP INC          COM              315831107      419     41687 SH                                    0        0
 FIRST PACTRUST BANCORP INC    COM              33589V101      178     17364 SH                                    0        0
 FLY LEASING LTD               SPONSORED ADR    34407D109      607     48506 SH                                    0        0
 FURIEX PHARMACEUTICALS INC    COM              36106P101      260     15553 SH                                    0        0
 GASTAR EXPL LTD               COM NEW          367299203     1890    594404 SH                                    0        0
 GEOEYE INC                    COM              37250W108     2294    103220 SH                                    0        0
 GLOBECOMM SYSTEMS INC         COM              37956X103     1297     94841 SH                                    0        0
 HF FINL CORP                  COM              404172108     1832    170900 SH                                    0        0
 ISHARES TR                    BARCLYS 20+ YR   464287432     2425     20000 SH  Put                               0        0
 ISHARES TR                    RUSSELL 2000     464287655     2950     40000 SH                                    0        0
 JPMORGAN CHASE & CO           *W EXP 10/28/201 46634E114     1318    155000 SH                                    0        0
 LIBERTY MEDIA CORPORATION     LIB CAP COM A    530322106     2433     31178 SH                                    0        0
 MAG SILVER CORP               COM              55903Q104     2885    437900 SH                                    0        0
 MAGNUM HUNTER RES CORP DEL    COM              55973B102     1617    300000 SH                                    0        0
 MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589     1235     50000 SH  Call                              0        0
 MAYS J W INC                  COM              578473100      847     54620 SH                                    0        0
 MEDQUIST HLDGS INC            COM              58506K102      757     78639 SH                                    0        0
 MOUNTAIN PROV DIAMONDS INC    COM NEW          62426E402     4967   1375738 SH                                    0        0
 NAPCO SEC TECHNOLOGIES INC    COM              630402105      740    297186 SH                                    0        0
 NAUGATUCK VY FINL CORP MD     COM              63906P107      705    102763 SH                                    0        0
 NEVSUN RES LTD                COM              64156L101      557    100000 SH                                    0        0
 OBA FINL SVCS INC             COM              67424G101     2737    190842 SH                                    0        0
 OCEAN SHORE HLDG CO NEW       COM              67501R103     1020    100000 SH                                    0        0
 OCONEE FED FINL CORP          COM              675607105      137     11451 SH                                    0        0
 ORBCOMM INC                   COM              68555P100      211     70457 SH                                    0        0
 PNC FINL SVCS GROUP INC       *W EXP 12/31/201 693475121      177     15000 SH                                    0        0
 PACIFIC PREMIER BANCORP       COM              69478X105     1019    160773 SH                                    0        0
 PARK BANCORP INC              COM              700164106       75     36550 SH                                    0        0
 PEOPLES FED BANCSHARES INC    COM              711037101     1669    117125 SH                                    0        0
 PLATINUM GROUP METALS LTD     COM NEW          72765Q205      560    618500 SH                                    0        0
 POLYMET MINING CORP           COM              731916102      184    178400 SH                                    0        0
 PREFERRED BK LOS ANGELES CA   COM NEW          740367404      257     34241 SH                                    0        0
 PROSHARES TR                  PSHS ULTSH 20YRS 74347R297      181     10000 SH  Call                              0        0
 PROVIDENT FINL HLDGS INC      COM              743868101     6297    674192 SH                                    0        0
 RED LION HOTELS CORP          COM              756764106     6847    988093 SH                                    0        0
 REIS INC                      COM              75936P105     1780    195209 SH                                    0        0
 RENTRAK CORP                  COM              760174102      910     63734 SH                                    0        0
 ROCKVILLE FINL INC NEW        COM              774188106       90      8666 SH                                    0        0
 SPDR GOLD TRUST               GOLD SHS         78463V107    13679     90000 SH  Put                               0        0
 SONDE RES CORP                COM              835426107     1020    552286 SH                                    0        0
 SOUTHERN MO BANCORP INC       COM              843380106     3921    174489 SH                                    0        0
 STANDARD FINL CORP MD         COM              853393106     3617    239508 SH                                    0        0
 SWISHER HYGIENE INC           COM              870808102      885    236700 SH                                    0        0
 TOREADOR RES CORP             COM              891050106      125     24246 SH                                    0        0
 U S ENERGY CORP WYO           COM              911805109      925    317970 SH                                    0        0
 VICON INDS INC                COM              925811101      288     88196 SH                                    0        0
 VISHAY PRECISION GROUP INC    COM              92835K103     3276    205000 SH                                    0        0
 WELLS FARGO & CO NEW          *W EXP 10/28/201 949746119     1073    125000 SH                                    0        0
 WILLIS LEASE FINANCE CORP     COM              970646105      466     39169 SH                                    0        0
 WINTHROP RLTY TR              SH BEN INT NEW   976391300      913     89732 SH                                    0        0
 WOLVERINE BANCORP INC         COM              977880103      953     67600 SH                                    0        0